Revenues	12 Months Ended
Mar. 31, 2017
Revenues
Revenues

16               Revenues

The Group’s revenues are primarily derived from the provision of umbilical cord blood processing and storage services.

Since the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group’s revenues by category are as follows:

	Year ended March 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$

Cord blood processing fees	428,261	415,000	477,243	69,335
Cord blood storage fees	203,847	243,523	278,273	40,428
Fees derived from the provision of donated cord blood for transplantation and research and others	3,014	4,476	4,462	648

Total revenues	635,122	662,999	759,978	110,411